U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.Name and address of issuer:

 MONY Variable Account S

2.The name of each series or class of funds for which this notice is filed:

MONY Series Fund, Inc.

3.Investment Company Act File Number:

Securities Act File Number:
33-37721

4(a).Last day of fiscal year for which this notice is filed:
12/31/02

4(b).Check box if this notice is being filed late i.e., more than 90 calendar redeemed days after the end of the issuer's fiscal year). (See Instructions A.2)

                              -----

4(c).Check box if this is the last time the issuer will be filing this Form.

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5.Calculation of registration fee:

(i)Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):							$0

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year:
		$ 122

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending on earlier than October 11,1995 that were not previously used to reduce registration fees payable to the Commission:
 	      $ 0

(iv)Total available redemption credits
[add Items 5(ii)  and 5(iii)]:
            $ 122

(v)Net sales-if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
	      $ 0

(vi)Redemption credits available for use in future year $(122)
- if Item (i) is less than Item 5(iv) [subtract
item 5(iv) from Item 5(i)]:

 (vii)Multiplier for determining fee (See Instruction C.9):
		x .0000809

 (viii)Registration fee due [multiply Item 5(v) by Item
 5(vii)] enter "0" if no fee is due):
		=$ 0

6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here: _______ .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
		+$ 0

8.Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line7]:
		=$ 0

9.Date the registration fee and any interest payment
 was sent to the Commission's lock box depository:
		3/31/2003

         Method of Delivery:
				X    Wire Transfer
				___  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Arnold Brousell



  ------------------------------------------
Vice President


Date:  3/28/2003